Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of period	$ 2,680	$ 1,700	$ 1,519
Rights purchased	5	8	42
Rights capitalized	382	769	957
Rights sold	(141)
Changes in fair value of MSRs
Due to fluctuations in market interest rates	(276)	617	(249)
Due to revised assumptions or models	86	33	(21)
Other changes in fair value	(398)	(447)	(548)
Balance at end of period	$ 2,338	$ 2,680	$ 1,700